 NUVEEN
 Money Market
 Funds


 August 31, 1997

-------------------
 Semiannual Report
-------------------

 Dependable, tax-free income
 to help you keep more of
 what you earn.

                                                [PHOTO APPEARS HERE]



 Reserves

 California

 Massachusetts

 New York

                                   Contents

                     1 Dear Shareholder

                     4 Reserves Performance Overview

                     5 California Performance Overview

                     6 Massachusetts Performance Overview

                     7 New York Performance Overview

                     9 Financial Section

                    10 Portfolio of Investments

                    25 Statement of Net Assets

                    26 Statement of Operations

                    30 Statement of Changes in Net Assets

                    34 Notes to Financial Statements

                    38 Financial Highlights

                    46 Fund Information

[PHOTO OF TIMOTHY R. SCHWERTFEGER
        APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board

Wealth takes a lifetime

to build. Once achieved,

it should be preserved.


Dear Shareholder


It's a pleasure to report to you that your Nuveen tax-free money market fund has done well in generating tax-free income while preserving net asset value stability and investor confidence.

During the past six months, the funds in this report delivered attractive tax-free income from portfolios of quality municipal bonds. As of the end of August, investors were receiving annual tax-free yields that ranged from 2.90% to 2.98%, equivalent to taxable yields of at least 4.20% for investors in the 31% federal income tax bracket. When state taxes are taken into account, the advantage of tax-free investing is even more apparent.

Also, your money market fund continues to deliver safety and liquidity, which is especially comforting during periods of market volatility. When combined with the flexibility of checkwriting, money market funds remain a valuable and convenient investment option.

Review of the Economy and Markets

Through the first eight months of 1997, stock and bond markets experienced periodic short-term volatility. Positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March. After tightening short-term interest rates by 0.25%, the Federal Reserve demonstrated its confidence in the path the economy is taking by maintaining the status quo at subsequent meetings.

"During the past six months, the funds in this report delivered attractive tax-free income from portfolios of quality municipal bonds".


In general, money market yields moved higher during the first part of the year, then declined toward the close of this reporting period as the economy showed evidence of moderation and corporate earnings reports continued to exhibit strength.

Outlook

Despite today's tight labor market and rising wages, inflation has continued to remain stagnant. Many economists and analysts attribute this to an increase in business productivity, brought about by broader-based use of information technology and the growth of the Internet. It is not clear if, or when, the Federal Reserve will raise rates again. Accordingly, our strategy is to keep the funds at or near their current maturity range and try to take advantage of any interim volatility to purchase bonds with higher yields.

Recently, the need for diversification and a renewed emphasis on asset allocation--as well as attractive tax-free yields--have sparked increased interest in municipal bonds. The current level of the stock market reminds investors to re-reallocate profits to other segments of the market in order to limit risk. Nuveen tax-free money market funds provide an excellent alternative.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

October 1, 1997

Nuveen Tax-Free Reserves, Inc.               Reserves Performance
August 31, 1997 Semiannual Report            Overview


Fund Highlights
--------------------------------------------
Inception Date                         11/82
--------------------------------------------
Total Net Assets ($000)            $ 270,192
--------------------------------------------
Average Weighted Maturity (days)          45
--------------------------------------------

Tax-Free Yields
--------------------------------------------
SEC 7-Day Yield                        2.97%
--------------------------------------------
SEC 30-Day Yield                       2.94%
--------------------------------------------

Taxable Equivalent Yields/1/
--------------------------------------------
SEC 7-Day Yield                        4.30%
--------------------------------------------
SEC 30-Day Yield                       4.26%
--------------------------------------------

/1/ The taxable equivalent yield represents the yield necessary to equal the yield of the Nuveen investment on an after-tax basis for investors in the 31% federal income tax bracket.


                           [PIE CHART APPEARS HERE]

Diversification
---------------------------------

Pollution Control            18%

Transportation                4%

Other                        12%

Housing                       3%

General Obligation           22%

Utilities                     6%

Industrial Development       10%

Health Care                  25%




                           [LINE CHART APPEARS HERE]


                                                      IBC Donoghue Institutional
                               Nuveen Tax-Free          Tax-Exempt Money Market
                                Reserves, Inc.                 Fund Average

        09/96                        2.94                          2.95
      -----------------------------------------------------------------
        10/96                        2.89                          2.92
      -----------------------------------------------------------------
        11/96                        2.92                          2.91
      -----------------------------------------------------------------
        12/96                        2.98                          3.00
      -----------------------------------------------------------------
        01/97                        2.82                          2.88
      -----------------------------------------------------------------
        02/97                        2.80                          2.83
      -----------------------------------------------------------------
        03/97                        2.68                          2.71
      -----------------------------------------------------------------
        04/97                        3.05                          3.07
      -----------------------------------------------------------------
        05/97                        3.30                          3.38
      -----------------------------------------------------------------
        06/97                        3.20                          3.22
      -----------------------------------------------------------------
        07/97                        3.00                          3.04
      -----------------------------------------------------------------
      08/31/97                       2.94                          2.94
      -----------------------------------------------------------------

---- IBC Donoghue Institutional Tax-Exempt Money Market Fund Average

==== Nuveen Tax-Free Reserves, Inc.

Past performance is not predictive of future performance.

Nuveen California Tax-Free Money Market Fund       California Performance
August 31, 1997 Semiannual Report                  Overview


Fund Highlights
------------------------------------------------
Inception Date                              3/86
------------------------------------------------
Total Net Assets ($000)                $ 163,633
------------------------------------------------
Average Weighted Maturity (days)              34
------------------------------------------------

Tax-Free Yields
------------------------------------------------
SEC 7-Day Yield                            2.90%
------------------------------------------------
SEC 30-Day Yield                           2.93%
------------------------------------------------

Taxable Equivalent Yields/1/
------------------------------------------------
SEC 7-Day Yield (Federal Only)             4.20%
------------------------------------------------
SEC 7-Day Yield (Federal and State)        4.64%
------------------------------------------------
SEC 30-Day Yield (Federal Only)            4.25%
------------------------------------------------
SEC 30-Day Yield (Federal and State)       4.69%
------------------------------------------------

/1/The taxable equivalent yield represents the yield necessary to equal the yield of the Nuveen investment on an after-tax basis for investors in the 31% federal income tax bracket. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.5%.


------------------------------------------
Diversification
------------------------------------------

        [PIE CHART APPEARS HERE]

Industrial Development           4%
Water & Sewer                   21%
General Obligation              13%
Utilites                         4%
Housing                         20%
Health Care                     12%
Pollution Control                3%
Lease Rental                    11%
Other                           12%

--------------------------------------------------------
Index Comparison
--------------------------------------------------------

               [LINE CHART APPEARS HERE]


                 Nuveen California            IBC Donoghue California
                      Tax-Free                   Retail Tax-Exempt
                 Money Market Fund           Money Market Fund Average

   09/96                3.01                            2.87
   10/96                2.96                            2.85
   11/96                2.97                            2.86
   12/96                3.09                            2.97
   01/97                2.88                            2.82
   02/97                2.86                            2.76
   03/97                2.66                            2.60
   04/97                3.25                            3.00
   05/97                3.49                            3.32
   06/97                3.37                            3.15
   07/97                3.07                            2.92
08/31/97                2.92                            2.80


---- IBC Donoghue California Retail Tax-Exempt Money Fund Average

==== Nuveen California Tax-Free Money Market Fund

Past performance is no predictive of future performance

Nuveen Massachusetts Tax-Free Money Market Fund       Massachusetts Performance
August 31, 1997 Semiannual Report                     Overview



Fund Highlights
------------------------------------------
Inception Date                        2/87
------------------------------------------
Total Net Assets ($000)           $ 40,995
------------------------------------------
Average Weighted Maturity (days)        58
------------------------------------------

Tax-Free Yields
------------------------------------------
SEC 7-Day Yield                      2.92%
------------------------------------------
SEC 30-Day Yield                     2.96%
------------------------------------------

Taxable Equivalent Yields/1/
------------------------------------------
SEC 7-Day Yield (Federal Only)       4.23%
------------------------------------------
SEC 7-Day Yield (Federal and State)  4.83%
------------------------------------------
SEC 30-Day Yield (Federal Only)      4.29%
------------------------------------------
SEC 30-Day Yield (Federal and State) 4.89%
------------------------------------------

/1/ The taxable equivalent yield represents the yield necessary to equal the yield of the Nuveen investment on an after-tax basis for investors in the 31% federal income tax bracket. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 39.5%.



------------------------------------------
Diversification
------------------------------------------
        [PIE CHART APPEARS HERE]
General Obligation                 31%
Education                          22%
Pollution Control                   7%
Housing                             6%
Health Care                        18%
Water & Sewer                       5%
Transportation                      4%
Other                               7%


---------------------------------------------------------
Index Comparison
---------------------------------------------------------

               [LINE CHART APPEARS HERE]

            Nuveen Massachusetts   IBC Donoghue Massachusetts
               Tax-Free Money          Retail Tax-Exempt
                Market Fund            Money Fund Average

   09/96            2.92                      2.91
   10/96            2.85                      2.88
   11/96            2.87                      2.90
   12/96            2.94                      2.95
   01/97            2.86                      2.84
   02/97            2.80                      2.80
   03/97            2.61                      2.68
   04/97            3.18                      3.06
   05/97            3.35                      3.33
   06/97            3.29                      3.18
   07/97            3.07                      3.04
08/31/97            2.96                      2.94

----- IBC Donoghue Massachusetts Retail Tax-Exempt Money Fund Average

===== Nuveen Massachusetts Tax-Free Money Market Fund

Past performance is not predictive of future performance.

Nuveen New York Tax-Free Money Market Fund         New York Performance
August 31, 1997 Semiannual Report                  Overview

Fund Highlights
------------------------------------------------
Inception Date                              2/87
------------------------------------------------
Total Net Assets ($000)                 $ 28,135
------------------------------------------------
Average Weighted Maturity (days)              43
------------------------------------------------

Tax-Free Yields
------------------------------------------------
SEC 7-Day Yield                            2.98%
------------------------------------------------
SEC 30-Day Yield                           2.97%
------------------------------------------------

Taxable Equivalent Yields/1/
------------------------------------------------
SEC 7-Day Yield (Federal Only)             4.32%
------------------------------------------------
SEC 7-Day Yield (Federal and State)        4.62%
------------------------------------------------
SEC 30-Day Yield (Federal Only)            4.30%
------------------------------------------------
SEC 30-Day Yield (Federal and State)       4.60%
------------------------------------------------

/1/The taxable equivalent yield represents the yield necessary to equal the yield of the Nuveen investment on an after-tax basis for investors in the 31% federal income tax bracket. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.

------------------------------------------
Diversification
------------------------------------------

       [PIE CHART APPEARS HERE]

Industrial Development          16%
Water & Sewer                    4%
General Obligation              24%
Education                        7%
Housing                          6%
Health Care                     15%
Pollution Control               22%
Other                            6%

--------------------------------------------------------
Index Comparison
--------------------------------------------------------

                [LINE CHART APPEARS HERE]


                        Nuveen New York Tax-Free     IBC Donoghue New York Retail
                           Money Market Fund         Tax-Exempt Money Fund Average
09/96                           2.97                             2.86
---------------------------------------------------------------------
10/96                           2.91                             2.86
---------------------------------------------------------------------
11/96                           2.95                             2.87
---------------------------------------------------------------------
12/96                           3.06                             2.94
---------------------------------------------------------------------
01/97                           2.87                             2.80
---------------------------------------------------------------------
02/97                           2.87                             2.77
---------------------------------------------------------------------
03/97                           2.74                             2.63
---------------------------------------------------------------------
04/97                           3.22                             3.02
---------------------------------------------------------------------
05/97                           3.39                             3.32
---------------------------------------------------------------------
06/97                           3.31                             3.18
---------------------------------------------------------------------
07/97                           3.09                             2.98
---------------------------------------------------------------------
08/31/97                        2.97                             2.87
---------------------------------------------------------------------


---- IBC Donoghue New York Retail Tax-Exempt Money Fund Average
==== Nuveen New York Tax-Free Money Market Fund
Past performance is not predictive of future performance

                               Financial Section


                          Portfolio of Investments (Unaudited)

                          Reserves

     Principal                                                                                                     Amortized
        Amount            Description                                                               Ratings*            Cost
-----------------------------------------------------------------------------------------------------------------------------
                          Alabama - 2.5%

    $6,700,000            McIntosh Industrial Development Board, Pollution Control Revenue            A-1+        $ 6,700,000
                            (Ciba-Geigy Corporation), Variable Rate Demand Bonds,
                            3.750%, 7/01/04+
-----------------------------------------------------------------------------------------------------------------------------
                          Arizona - 6.3%

     7,000,000            The Industrial Development Authority of the County of Apache              VMIG-1          7,000,000
                            (Arizona), Pollution Control Revenue Bonds, 1981 Series B,
                            (Tucson Electric Power Company Project), Variable Rate Demand
                            Bonds, 3.500%, 10/01/21+

    10,000,000            Mesa Municipal Development Corporation, Special Tax Bonds,                VMIG-1         10,000,000
                            Series 1985, Commercial Paper, 3.750%, 10/30/97
-----------------------------------------------------------------------------------------------------------------------------
                          Arkansas - 1.1%

     2,900,000            Board of Trustees of the University of Arkansas, Various Facility         VMIG-1          2,900,000
                            Revenue Bonds (UAMS Campus), Series 1994, Variable Rate
                            Demand Bonds, 3.350%, 12/01/19+
-----------------------------------------------------------------------------------------------------------------------------
                            District of Columbia - 4.1%

     2,000,000            District of Columbia, General Obligation Tax and Revenue Notes,            MIG-1          2,000,811
                            Series 97A, 4.500%, 9/30/97

     9,100,000            District of Columbia, General Obligation Series 1992A-2, Variable         VMIG-1          9,100,000
                            Rate Demand Bonds, 3.800%, 10/01/07+
-----------------------------------------------------------------------------------------------------------------------------
                          Florida - 6.1%

     1,400,000            Florida Housing Finance Agency, Multi-Family Housing Revenue                 A-1          1,400,000
                            Refunding Bonds, 1989 Series E (Fairmont Oaks Project),
                            Variable Rate Demand Bonds, 3.400%, 4/01/26+

     3,100,000            Pasco County Housing Finance Authority, Multi-Family Housing              VMIG-1          3,100,000
                            Revenue Bonds (Carlton Arms of Magnolia Valley Project),
                            Series 1985, Variable Rate Demand Bonds, 3.350%, 12/01/07+

     4,800,000            Sarasota County Public Hospital District, Sarasota Memorial                 A-1+          4,800,000
                            Hospital Project, Series C, Commercial Paper, 3.800%, 10/24/97

     3,300,000            Sunshine State Governmental Financing Commission, Revenue                 VMIG-1          3,300,000
                            Bonds, Series 1997, Commercial Paper, 3.750%, 9/12/97

     4,000,000            Sunshine State Governmental Financing Commission, Commercial              VMIG-1          4,000,000
                            Paper, 3.800%, 10/31/97

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report


      Principal                                                                                                     Amortized
         Amount           Description                                                             Ratings*               Cost
-----------------------------------------------------------------------------------------------------------------------------
                          Georgia - 6.2%
     $5,000,000           Georgia Municipal Gas Authority, Gas Revenue Bonds (Gas                     A-1+        $ 5,000,000
                            Portfolio II Project), Series B, Variable Rate Demand Bonds,
                            3.500%, 9/01/07+

      3,700,000           Georgia Municipal Gas Authority, Commercial Paper,                        VMIG-1          3,700,000
                            3.700%, 11/14/97

      8,000,000           Fulco Hospital Authority, Revenue Anticipation Certificates (Saint        VMIG-1          8,000,000
                            Joseph's Hospital of Atlanta Project), Series 1989, Commercial
                            Paper, 3.650%, 10/21/97
-----------------------------------------------------------------------------------------------------------------------------
                          Hawaii - 0.7%

     1,800,000            Department of Budget and Finance of the State of Hawaii, Special             A-1          1,800,000
                            Purpose Floating Rate Demand Revenue Bonds (Adventist
                            Health System - West), Series 1984, Variable Rate Demand
                            Bonds, 3.900%, 9/01/99+
-----------------------------------------------------------------------------------------------------------------------------
                          Illinois - 11.0%

     7,000,000            Illinois Development Finance Authority, Pollution Control Revenue            P-1          7,000,000
                            Bonds (Diamond-Star Motors Corporation Project), Series 1985,
                            Variable Rate Demand Bonds, 3.800%, 12/01/08+

     2,000,000            Illinois Development Finance Authority, Revenue Bonds, Radiological         A-1+          2,000,000
                            Society of North America, Series 1997, Variable Rate Demand
                            Bonds, 3.410%, 6/01/27+

     6,000,000            Illinois Education Facilities Authority, Adjustable Demand Revenue        VMIG-1          6,000,000
                            Bonds, Shedd Aquarium Society, Series 1987B, Commercial Paper,
                            3.850%, 11/20/97

     4,400,000            Illinois Health Facilities Authority, Adjustable Demand Revenue           VMIG-1          4,400,000
                            Bonds, Series 1991 (Victory Health Services Project), Commercial
                            Paper, 3.750%, 9/18/97

     4,600,000            City of Chicago, Chicago-O'Hare International Airport, Special Facility      P-1          4,600,000
                            Revenue Bonds (American Airlines, Inc. Project), Series 1983B,
                            Variable Rate Demand Bonds, 3.700%, 12/01/17+

     5,700,000            City of Decatur, Macon County, Illinois, Unit Priced Demand               VMIG-1          5,700,000
                            Adjustable Water Revenue Bonds, Series 1985, Commercial Paper,
                            3.700%, 10/09/97
-----------------------------------------------------------------------------------------------------------------------------
                          Iowa - 3.7%

     5,000,000            Iowa School Cash Anticipation Program, Iowa School Corporations,           MIG-1          5,027,508
                            Warrant Certificates, 1997-98 Series A-Cash Anticipation Note,
                            4.500%, 6/26/98


                  Portfolio of Investments (Unaudited)

      Principal                                                                                                     Amortized
         Amount           Description                                                            Ratings*                Cost
-----------------------------------------------------------------------------------------------------------------------------
                          Iowa - continued

     $2,000,000           Iowa School Cash Anticipation Program, Iowa School Corporations,          MIG-1         $ 2,003,063
                            Warrant Certificates, 1996-97 Series B-Cash Anticipation Note,
                            4.250%, 1/30/98

      2,900,000           City of Eddyville, Iowa, Industrial Development Revenue Bonds               N/R           2,900,000
                            (Heartland Lysine, Inc. Project), Series 1985, Variable Rate
                            Demand Bonds, 3.700%, 11/01/03+
-----------------------------------------------------------------------------------------------------------------------------
                          Kentucky - 3.3%

      9,005,000           Hancock County, Kentucky, Industrial Building Revenue Refunding             N/R           9,005,000
                            Bonds (Southwire Company Project), Series 1990, Variable Rate
                            Demand Bonds, 3.600%, 7/01/10+
-----------------------------------------------------------------------------------------------------------------------------
                          Louisiana - 1.9%

      5,200,000           Ascension Parish Pollution Control (BASF Wyandotte Corporation),            P-1           5,200,000
                            Variable Rate Demand Bonds, 3.750%, 12/01/05+
-----------------------------------------------------------------------------------------------------------------------------
                          Massachusetts - 0.9%

      2,400,000           Newton Bond Anticipation Notes, 4.000%, 3/25/98                             N/R           2,400,998
-----------------------------------------------------------------------------------------------------------------------------
                          Michigan - 6.7%

      7,100,000           Michigan Job Development Authority, Limited Obligation Revenue              A-1           7,100,000
                            Bonds (Frankenmuth Bavarian Inn Motor Lodge Project), Series A,
                            Variable Rate Demand Bonds, 4.050%, 9/01/15+

      5,000,000           State of Michigan, Full Faith and Credit General Obligation Notes,        MIG-1           5,002,762
                            4.500%, 9/30/97

      5,000,000           The School District of the City of Kalamazoo, County of Kalamazoo         SP-1+           5,009,058
                            State of Michigan 1997 State Aid Notes (Limited Tax General
                            Obligation), 4.000%, 4/15/98

      1,065,000           The Economic Development Corporation of the City of Warren,                 P-1           1,065,000
                            Macomb County, Michigan, Floating Rate Limited Obligation
                            Revenue Bonds (The Prince Company, Inc., Michigan Division
                            Project), Series A, Variable Rate Demand Bonds,
                            3.850%, 11/01/99+
-----------------------------------------------------------------------------------------------------------------------------
                          Minnesota - 1.9%

      5,255,000           City of Bloomington, Minnesota, Floating Rate Demand Commercial            A-1+           5,255,000
                            Revenue Bonds (James Avenue Associates Project), Series 1985,
                            Variable Rate Demand Bonds, 3.400%, 12/01/15+

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report

     Principal                                                                                               Amortized
        Amount       Description                                                               Ratings*           Cost
-------------------------------------------------------------------------------------------------------------------------
                     Missouri - 3.4%

    $9,200,000       State Environmental Improvement and Energy Resources Authority            VMIG-1        $ 9,200,000
                       of the State of Missouri, Unit Priced Demand Adjustable Pollution
                       Control Revenue Bonds, Series 1985 A (Union Electric Company),
                       Commercial Paper, 3.625%, 11/26/97
-------------------------------------------------------------------------------------------------------------------------
                     New Hampshire - 2.6%

     6,900,000       New Hampshire Higher Educational and Health Facilities Authority,            A-1          6,900,000
                       Revenue Bonds, Hunt Community Issue, Series 1996, Variable
                       Rate Demand Bonds, 3.500%, 5/01/26+
-------------------------------------------------------------------------------------------------------------------------
                     North Carolina - 4.5%

     6,630,000       The Wake County Industrial Facilities and Pollution Control Financing        P-1          6,630,000
                       Authority, Pollution Control Refunding Bonds (Carolina Power
                       and Light Company Project), Series 1990A, Commercial Paper,
                       3.700%, 11/25/97

     2,400,000       The Wake County Industrial Facilities and Pollution Control Financing        P-1          2,400,000
                       Authority, Pollution Control Revenue Refunding Bonds,
                       Carolina Power and Light Company Project, Series 1990B,
                       Commercial Paper, 3.850%, 2/13/98

     3,000,000       The Wake County Industrial Facilities and Pollution Control Financing     VMIG-1          3,000,000
                       Authority, Pollution Control Refunding Bonds (Carolina Power and
                       Light Company Project), Series 1985C, Commercial Paper,
                       3.450%, 10/09/97
-------------------------------------------------------------------------------------------------------------------------
                     Ohio - 14.4%

     8,300,000       Centerville Health Care Revenue Bonds (Bethany Lutheran Village           VMIG-1          8,300,000
                       Continuing Care Facilities Expansion Project), Variable Rate
                       Demand Bonds, 3.500%, 5/01/08+

     5,000,000       Chagrin Falls Exempt School District, School Improvement Voted               N/R          5,015,663
                       Unlimited Tax, Bond Anticipation Notes, 4.500%, 2/10/98

     6,400,000       Port Authority of Cincinnati and Hamilton County, Daily Adjustable           A-2          6,400,000
                       Economic Development Revenue Bonds (Kenwood Office
                       Associates Project), Series 1985, Variable Rate Demand Bonds,
                       3.850%, 9/01/25+

     3,600,000       Cuyahoga County, University Hospital of Cleveland, Series 1985,           VMIG-1          3,600,000
                       Variable Rate Demand Bonds, 3.800%, 1/01/16+

     5,120,000       County of Erie, Ohio, Adjustable Rate Demand Health Care Facilities       VMIG-1          5,120,000
                       Revenue Bonds (The Commons of Providence Project),
                       Series 1996 B, Variable Rate Demand Bonds, 3.460%, 10/01/21+

                  Portfolio of Investments (Unaudited)

      Principal                                                                                                     Amortized
         Amount           Description                                                             Ratings*               Cost
-----------------------------------------------------------------------------------------------------------------------------
                          Ohio - continued

    $3,685,000            County of Franklin, Ohio, Floating Rate Demand Hospital Financing            N/R        $ 3,685,000
                            Revenue Bonds, Series 1993 (Traditions at Mill Run Project),
                            Variable Rate Demand Bonds, 3.560%, 11/01/14+

     5,000,000            County of Lucas, Ohio, Multi-Mode Variable Rate Demand Facilities         VMIG-1          5,000,000
                            Improvement Revenue Bonds, Series 1997 (The Toledo Zoological
                            Society Project), 3.600%, 10/01/05+

     1,800,000            County of Ottawa, Ohio, Hospital Facilities, Variable Rate Demand            N/R          1,800,000
                            Revenue Bonds, Series 1997 (Luther Home of Mercy Project),
                            3.400%, 10/01/17+
-----------------------------------------------------------------------------------------------------------------------------
                          Oregon - 0.8%
     2,175,000            City of Hillsboro, Oregon (Oregon Graduate Center Project),               VMIG-1          2,175,000
                            Variable Rate Demand Revenue Bonds, 3.450%, 6/01/09+
-----------------------------------------------------------------------------------------------------------------------------
                          Pennsylvania - 1.9%

     1,000,000            City of Philadelphia Tax and Revenue Anticipation Notes, Series A         MIG-1           1,003,977
                            of 1997-1998, 4.500%, 6/30/98

     4,000,000            City of Philadelphia, Pennsylvania, General Obligation Bonds,             VMIG-1          4,000,000
                            Series 1990, Commercial Paper, 3.850%, 10/14/97
-----------------------------------------------------------------------------------------------------------------------------
                          Tennessee - 2.4%

     3,500,000            The Industrial Development Board of the County of Jackson,                   N/R          3,500,000
                            Tennessee, Variable Rate Industrial Development Demand
                            Revenue Bonds (Esselte Project), Series 1985B, 3.800%,
                            8/01/15+

     3,100,000            The Industrial Development Board of the Metropolitan Government              N/R          3,100,000
                            of Nashville and Davidson County (State of Tennessee), Variable
                            Rate Demand Multifamily Housing Revenue Refunding Bonds
                            (Hickory Trace Apartments Project), Series 1995, 3.400%,
                            6/01/15+
-----------------------------------------------------------------------------------------------------------------------------
                          Utah - 3.9%

     2,000,000            Carbon County Pollution Control Revenue Refunding Bonds                   VMIG-1          2,000,000
                            (Pacificorp Projects), Variable Rate Demand Bonds,
                            3.750%, 11/01/24+

     5,000,000            Davis County, Utah, Tax and Revenue Anticipation Notes, Series 1997,         N/R          5,008,055
                            4.250%, 12/31/97

     3,550,000            West Valley City Industrial Development (Johnson Matthey Project),           N/R          3,550,000
                            Variable Rate Demand Bonds, 3.800%, 12/01/11+

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report


     Principal                                                                                                      Amortized
        Amount            Description                                                               Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------------
                          Virginia - 3.3%

    $3,000,000            Industrial Development Authority of Albemarle County, Virginia,                A-1      $ 3,000,000
                             Variable Rate Health Services Revenue Bonds (The University of
                             Virginia Health Services Foundation), Series 1996, Variable Rate
                             Demand Bonds, 3.500%, 2/01/26+

     2,600,000            The Industrial Development Authority of the City of Norfolk, Floating          N/R        2,600,000
                             Rate Industrial Development Revenue Bonds (Norfolk-
                             Virginia Beach--Portsmouth MSA Limited Partnership Project),
                             Variable Rate Demand Bonds, 5.525%, 11/01/04+

     3,300,000            The Industrial Development Authority of the City of Richmond,                  N/R        3,300,000
                             Floating Rate Industrial Development Revenue Bonds (Richmond
                             MSA Limited Partnership Project), Variable Rate Demand Bonds,
                             5.525%, 11/01/04+
-----------------------------------------------------------------------------------------------------------------------------
                          Washington - 4.6%

     4,900,000            Washington Health Care Facilities Authority, Variable Rate Demand              A-1        4,900,000
                             Revenue Bonds, Series 1984 (Adventist Health System-West/
                             Walla Walla General Hospital), Variable Rate Demand Bonds,
                             3.900%, 9/01/09+

     3,300,000            Washington State Housing Finance Commission, Nonprofit Revenue              VMIG-1        3,300,000
                             Bonds (Crista Ministries Project), Series 1991A, Variable Rate
                             Demand Bonds, 3.400%, 7/01/11+

     4,250,000            Spokane County, Washington, Road Fund, Tax Anticipation Notes,               SP-1+        4,265,212
                             Series 1997, 4.250%, 6/30/98
-----------------------------------------------------------------------------------------------------------------------------
                          Wyoming - 0.9%

     2,500,000            Kemmerer Pollution Control Revenue (Exxon Project),                          A-1+         2,500,000
                             Series 1984, Variable Rate Demand Bonds, 3.750%, 11/01/14+
-----------------------------------------------------------------------------------------------------------------------------
  $267,635,000            Total Investments - 99.1%                                                               267,722,107
-----------------------------------------------------------------------------------------------------------------------------
                          Other Assets Less Liabilities - 0.9%                                                      2,469,831
                          ---------------------------------------------------------------------------------------------------
                          Net Assets - 100%                                                                      $270,191,938
                          ===================================================================================================

                          * Ratings: Using the higher of Standard & Poor's or Moody's rating.

                          N/R - Investment is not rated.

                          + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                          13    See accompanying notes to financial statements.


                     Portfolio of Investments (Unaudited)

                     California

      Principal                                                                                               Amortized
         Amount      Description                                                            Ratings*               Cost
-----------------------------------------------------------------------------------------------------------------------
                     General Obligation Bonds - 12.6%

     $5,000,000      California School Cash Reserve Program Authority, 1997 Pool Bonds,        MIG-1         $5,036,064
                        Series A--Note, 4.750%, 7/02/98

        850,000      Irvine Ranch Water District, Variable Rate Demand Bonds,                 VMIG-1            850,000
                        3.350%, 6/01/15+

        700,000      Irvine Ranch Water District, Variable Rate Demand Consolidated           VMIG-1            700,000
                        Refunding Bonds, Series A, 3.350%, 5/01/09+

      4,000,000      San Diego County, Tax and Revenue Anticipation Notes,                     MIG-1          4,001,769
                        Series 1996-97, 4.375%, 9/30/97

      3,000,000      San Diego County Teeter, Obligation Tax-Exempt Commercial Paper,            A-1          3,000,000
                        3.500%, 11/19/97

      2,000,000      County of San Mateo, California, 1997-98 Tax and Revenue                  SP-1+          2,011,190
                        Anticipation Notes, 4.500%, 7/01/98

      5,000,000      South Coast Local Education Agencies, Pooled Tax and Revenue              SP-1+          5,027,877
                        Anticipation Note Program, Series 1997A, 4.500%, 6/30/98

-----------------------------------------------------------------------------------------------------------------------
                     Health Care Facilities - 11.9%

     5,900,000       California Health Facilities Financing Authority, Insured Revenue        VMIG-1          5,900,000
                        Bonds (Sutter/CHS), Variable Rate Demand Bonds,
                        3.400%, 7/01/22+

     2,400,000       Certificates of Participation, California Statewide Communities          VMIG-1          2,400,000
                        Development Authority, Northern California Retired Officers
                        Community, Variable Rate Demand Bonds, 3.400%, 6/01/26+

     3,100,000       Certificates of Participation, California Statewide Communities          VMIG-1          3,100,000
                        Development Authority, St. Joseph Health System Obligated
                        Group, Variable Rate Demand Bonds, 3.400%, 7/01/24+

     5,000,000       Torrance Hospital Revenue (Little Company of Mary Hospital-                 A-1          5,000,000
                        Torrance Memorial Hospital), Variable Rate Demand Bonds,
                        3.200%, 2/01/22+

     3,000,000       Washington Township Hospital District, 1984 Issue A-Variable Rate        VMIG-1          3,000,000
                        Demand Bonds, 3.200%, 1/01/16+
-----------------------------------------------------------------------------------------------------------------------
                     Housing Facilities - 20.1%

     2,910,000       Chico Multifamily Housing (Sycamore Glen Project), Variable Rate            N/R          2,910,000
                        Refunding Bonds-Series 1995, Variable Rate Demand Bonds,
                        3.650%, 4/07/14+

     3,700,000       Fremont Multifamily Housing (Mission Wells Project), Series 1985E,          A-1          3,700,000
                        Variable Rate Demand Bonds, 3.200%, 9/01/07+

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report

     Principal                                                                                  Amortized
        Amount      Description                                             Ratings*                 Cost
---------------------------------------------------------------------------------------------------------
                    Housing Facilities - continued

    $3,000,000      Hayward Housing Authority, Variable Rate Demand              A-1           $3,000,000
                      Multifamily Mortgage Revenue Refunding Bonds,
                      Series 1993A, (Huntwood Terrace Project),
                      3.250%, 3/01/27+
     4,796,000      City of Los Angeles (Studio Colony Project),              VMIG-1            4,796,000
                      Variable Rate Demand Multifamily Housing Revenue
                      Bonds, 3.200%, 5/01/07+
     7,900,000      Orange County Apartment Development                          A-1            7,900,000
                      (Monarch Bay Apartments Project), Variable Rate
                      Demand Bonds, 3.200%, 10/01/07+
     3,800,000      Orange County (Robinson Ranch Apartments Project),        VMIG-1            3,800,000
                      Variable Rate Demand Revenue Bonds, 3.300%, 11/01/08+
     1,200,000      San Bernardino Multifamily Housing (Castle Park           VMIG-1            1,200,000
                      Apartments), Variable Rate Demand Bonds, 3.250%,
                      11/01/05+
     3,000,000      San Diego Housing Authority, Variable Rate Demand           A-1+            3,000,000
                      Multifamily Housing, Revenue Refunding, Series
                      1993-A, (Carmel Del Mar Apartments), Variable Rate
                      Demand Bonds, 3.150%, 12/01/15+
     2,640,000      Vista Multifamily Housing (Shadowridge Apartments),         A-1+            2,640,000
                      Variable Rate Demand Bonds, 3.100%, 5/01/05+
---------------------------------------------------------------------------------------------------------
                    Industrial Development Revenue - 4.3%

     7,000,000      San Dimas Industrial Development Bonds (Bausch & Lomb        N/R            7,000,000
                      Incorporated), Variable Rate Demand Bonds, 3.700%,
                      12/01/15+
---------------------------------------------------------------------------------------------------------
                    Lease Rental - 10.9%

     9,000,000      Kern Community College District, Certificates of             A-2            9,000,000
                      Participation, Series 1995, Variable Rate Demand
                      Bonds, 3.700%, 1/01/25+
     7,100,000      Oakland, California, Certificates of Participation,          N/R            7,100,000
                      Capital Improvement Project, Variable Rate Demand
                      Bonds, 3.300%, 12/01/15+
     1,800,000      Salinas Public Financing Authority, Variable Rate            A-1            1,800,000
                      Lease Revenue Bonds, Series 1997A, 3.300%, 3/01/27+
---------------------------------------------------------------------------------------------------------
                    Other Revenue - 11.7%

     5,000,000      Los Angles County Metropolitan Transportation Authority,     A-1            5,000,000
                      Second Subordinate Sales Tax Revenue, Commercial Paper,
                      3.600%, 10/24/97
     8,100,000      Orange County Irvine Coast Assessment District #88-1,     VMIG-1            8,100,000
                      Variable Rate Demand Bonds, 3.550%, 9/02/18+
     6,000,000      Santa Clara County Transit District, Refunding            VMIG-1            6,000,000
                      Equipment Trust Certificates, Variable Rate Demand
                      Bonds, 3.500%, 6/01/15+

                             Portfolio of Investments (Unaudited)

      Principal                                                                                   Amortized
         Amount              Description                                           Ratings*            Cost
-----------------------------------------------------------------------------------------------------------
                             Pollution Control Facilities - 3.3%

    $5,400,000               California Pollution Control Financing               A-1+         $  5,400,000
                             Authority, Pollution Control,
                             Refunding Revenue Bonds (Pacific Gas and Electric
                             Company),
                             1996 Series C, Variable Rate Demand Bonds, 3.450%,
                             11/01/26+
-----------------------------------------------------------------------------------------------------------
                             Utilities - 4.3%

     7,000,000               Sacramento Municipal Utility District,               A-1+            7,000,000
                             Series I, Commercial Paper,
                             3.500%, 9/19/97
-----------------------------------------------------------------------------------------------------------
                             Water/Sewer Facilities - 20.2%

     2,039,000               State of California Department of Water              A-1+            2,039,000
                             Resources, Water Revenue,
                             Commercial Paper, Series 1, 3.400%, 9/30/97

     4,675,000               Hillsborough Certificates of                          A-1            4,675,000
                             Participation, Water and Sewer System
                             Project, Series 1995A, Variable Rate Demand Bonds,
                             4.050%, 6/01/15+

     2,500,000               Los Angeles Wastewater System,                     VMIG-1            2,500,000
                             Commercial Paper, 3.550%,
                             12/08/97

     7,400,000               Monterey County Financing Authority,               VMIG-1            7,400,000
                             Revenue Bonds (Reclamation
                             and Distribution Project), Series 1995A,
                             Variable Rate Demand
                             Bonds, 3.200%, 9/01/36+

     6,400,000               Orange County Sanitation District,                 VMIG-1            6,400,000
                             Certificates of Participation,
                             Variable Rate Demand Bonds, 3.550%, 8/01/17+

     4,200,000               San Diego County Rincon Del Diablo                 VMIG-1            4,200,000
                             Municipal Water District,
                             Rincon Public Facilities Corporation,
                             Commercial Paper, 3.900%, 11/01/97

     5,900,000               Santa Paula Public Financing Authority,               A-1            5,900,000
                             Lease Revenue Bonds,
                             Series 1996, Water System Acquisition Project,
                             Variable Rate
                             Demand Bonds, 3.400%, 2/01/26+
-----------------------------------------------------------------------------------------------------------
  $162,410,000               Total Investments - 99.3%                                          162,486,900
-----------------------------------------------------------------------------------------------------------
                             Other Assets Less Liabilities - 0.7%                                 1,145,943
                             ------------------------------------------------------------------------------
                             Net Assets - 100%                                                 $163,632,843
                             ------------------------------------------------------------------------------

                             * Ratings: Using the higher of Standard & Poor's or Moody's rating.

                             N/R - Investment is not rated.

                             + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)            Nuveen Money Market Funds

Massachusetts                             August 31, 1997 Semiannual Report


     Principal                                                                                           Amortized
        Amount      Description                                                           Ratings*            Cost
------------------------------------------------------------------------------------------------------------------
                    Educational Facilities - 21.2%

    $1,800,000      Massachusetts Health and Educational Facilities Authority              VMIG-1       $1,800,000
                     (Harvard University), Variable Rate Demand Bonds,
                     3.200%, 2/01/16+

     1,500,000      Massachusetts Health and Educational Facilities Authority              VMIG-1        1,500,000
                     (M.I.T. Project), Variable Rate Demand Bonds, 3.150%, 7/01/21+

     1,800,000      Massachusetts Health and Facilities Authority, Amherst College         VMIG-1        1,800,000
                     Issue, Series F, Variable Rate Demand Bonds,
                     3.100%, 11/01/26+

       300,000      Massachusetts Industrial Finance Agency (Showa Women's                 VMIG-1          300,000
                     Institute Boston, Inc. 1994 Project), Variable Rate Demand
                     Bonds, 3.650%, 3/15/04+

     1,000,000      Massachusetts Industrial Finance Agency (Emerson College Issue),          N/R        1,000,000
                     Series 1995, Variable Rate Demand Bonds, 3.200%, 1/01/15+

       500,000      Massachusetts Industrial Finance Agency (Newbury College),                N/R          500,000
                     1996 Series, Variable Rate Demand Bonds, 3.200%, 6/01/21+

     1,800,000      Puerto Rico Industrial Medical Educational and Environmental           VMIG-1        1,800,000
                     Authority (Inter-American University of Puerto Rico),
                     Commercial Paper, 3.550%, 12/16/98
------------------------------------------------------------------------------------------------------------------
                    General Obligation Bonds - 30.0%

     1,000,000      Massachusetts Bay Transportation Authority, Series C, Commercial         A-1+        1,000,000
                     Paper, 3.750%, 9/08/97

       400,000      The Commonwealth of Massachusetts, Dedicated Income Tax                VMIG-1          400,000
                     Bonds, Fiscal Recovery Loan Act of 1990, Series B, Variable
                     Rate Demand Bonds, 3.650%, 12/01/97

     1,900,000      Town of Framingham, Massachusetts - State Aid Anticipation                N/R        1,900,236
                     Note, 3.900%, 9/24/97

     1,000,000      Town of Georgetown, Massachusetts, Bond Anticipation Notes,               N/R        1,001,494
                     4.000%, 6/12/98

     1,500,000      Ipswich, Massachusetts, Bond Anticipation Notes, General                  N/R        1,502,173
                     Obligation Unlimited Tax - Note, 4.000%, 2/05/98

     1,000,000      Natick, Massachusetts, Bond Anticipation Notes, General                   N/R        1,000,707
                     Obligation Unlimited Tax - Note, 3.750%, 2/27/98

     1,000,000      Newton, Massachusetts, Bond Anticipation Notes,                           N/R        1,001,071
                     4.000%, 3/25/98

     1,000,000      Quincy, Massachusetts, Bond Anticipation Notes, General                   N/R        1,002,196
                     Obligation Unlimited Tax, 4.200%, 5/21/98

                    Portfolio of Investments (Unaudited)
                    Massachusetts - continued

      Principal                                                                                          Amortized
         Amount     Description                                                       Ratings*                Cost
------------------------------------------------------------------------------------------------------------------
                    General Obligation Bonds - continued

    $ 1,000,000     Town of Uxbridge, Massachusetts, Bond Anticipation Notes,              N/R         $ 1,003,343
                       4.250%, 7/15/98

      1,000,000     Town of Weston, Massachusetts, Anticipation Notes,                     N/R           1,000,358
                       4.090%, 10/01/97

      1,500,000     Town of Yarmouth, Massachusetts, General Obligation Bonds,             N/R           1,502,450
                       Bond Anticipation Notes, 4.100%, 1/15/98
------------------------------------------------------------------------------------------------------------------
                    Health Care Facilities - 18.1%

      1,900,000     Massachusetts Health and Educational Facilities Authority           VMIG-1           1,900,000
                       (Capital Asset Program Series B), Variable Rate Demand Bonds,
                       3.700%, 7/01/05+

        900,000     Massachusetts Health and Educational Facilities Authority           VMIG-1             900,000
                       (Capital Asset Program), Variable Rate Demand Bonds,
                       3.750%, 1/01/35+

      1,800,000     Massachusetts Health and Educational Facilities Authority           VMIG-1           1,800,000
                       (Brigham and Women's Hospital), Variable Rate Demand Bonds,
                       3.300%, 7/01/17+

      1,000,000     Massachusetts Health and Educational Facilities Authority,          VMIG-1           1,000,000
                       Partners Healthcare System, Series P, Variable Rate Demand
                       Revenue Bonds, 3.150%, 7/01/27+

      1,000,000     Massachusetts Industrial Finance Agency (Nova Realty Trust 1994        P-1           1,000,000
                       Refunding), Variable Rate Demand Bonds, 3.200%, 12/01/02+

        800,000     Massachusetts Industrial Finance Agency, Edgewood Retirement        VMIG-1             800,000
                       Community Project, Series 1995-C, Variable Rate Demand Bonds,
                       3.250%, 11/15/25+
------------------------------------------------------------------------------------------------------------------
                    Housing Facilities - 6.3%

      1,565,000     Massachusetts Industrial Finance Agency, Chestnut House Apartments     A-1           1,565,000
                       (FHA Insurance), Variable Rate Demand Revenue Bonds,
                       3.200%, 8/01/26+

      1,000,000     Massachusetts Industrial Finance Agency (Lower Mills Associates LP),   N/R           1,000,000
                       Series 1995, Variable Rate Demand Bonds, 3.200%, 12/01/20+
------------------------------------------------------------------------------------------------------------------
                    Industrial Development Revenue - 1.2%

        500,000     New Bedford Industrial Development, Revenue Refunding (Cliftex         N/R             500,000
                       Corporation), Series 1989, Variable Rate Demand Bonds,
                       4.330%, 10/01/97

                           Nuveen Money Market Funds
                       August 31, 1997 Semiannual Report


Principal Amount                                                                                            Amortized
          Amount    Description                                                          Ratings*                Cost
---------------------------------------------------------------------------------------------------------------------
                    Other Revenue - 6.3%

      $1,000,000    Massachusetts Industrial Finance Agency, Massachusetts Society            A-1          $1,000,000
                      for the Prevention of Cruelty to Animals Issue - Series 1997,
                      Variable Rate Demand Bonds, 3.250%, 8/01/27+

         600,000    Massachusetts Industrial Finance Agency, Resource Recovery             VMIG-1             600,000
                      (Ogden Haverhill), Variable Rate Demand Bonds,
                      3.150%, 12/01/06+

       1,000,000    Massachusetts Regional Transit Authority, Massachusetts, Revenue          N/R           1,002,710
                      Anticipation Notes, 4.250%, 6/26/98
---------------------------------------------------------------------------------------------------------------------
                    Pollution Control Facilities - 7.1%

         900,000    Massachusetts Industrial Finance Agency, Adjustable Rate                  N/R             900,000
                      Industrial Revenue Bonds (Jencoat/Levy Realty Trust),
                      4.330%, 10/06/99+

       2,000,000    Massachusetts Industrial Finance Agency, Pollution Control Revenue        A-1           2,000,000
                      Refunding (New England Power Company), Commercial Paper,
                      3.750%, 9/09/97
---------------------------------------------------------------------------------------------------------------------
                    Transportation - 3.9%

       1,600,000    Massachusetts Port Authority, Multimodal Revenue Refunding Bonds,      VMIG-1           1,600,000
                      Series 1995A, Variable Rate Demand Bonds, 3.650%, 7/01/15+
---------------------------------------------------------------------------------------------------------------------
                    Water/Sewer Facilities - 4.4%

       1,800,000    Massachusetts Water Resources Authority, Series 1994,                    A-1+           1,800,000
                      Commercial Paper, 3.650%, 9/12/97
---------------------------------------------------------------------------------------------------------------------
     $40,365,000    Total Investments - 98.5%                                                              40,381,738
---------------------------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities - 1.5%                                                      612,790
                    -------------------------------------------------------------------------------------------------
                    Net Assets - 100%                                                                     $40,994,528
                    -------------------------------------------------------------------------------------------------

              * Ratings: Using the higher of Standard & Poor's or Moody's rating.

              N/R - Investment is not rated.

              + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



              19                 See accompanying notes to financial statements.

                    Portfolio of Investments (Unaudited)
                    New York

      Principal                                                                                            Amortized
         Amount     Description                                                             Ratings*            Cost
--------------------------------------------------------------------------------------------------------------------

                    Educational Facilities - 7.1%

     $1,100,000     New York State Housing Finance Agency, Demand Revenue Bonds,            VMIG-1        $1,100,000
                    Series 1984-A (Mt. Sinai School of Medicine), Variable Rate
                    Demand Bonds, 3.400%, 11/01/14+

        900,000     Puerto Rico Industrial Medical Education and Environmental                 A-1           900,000
                    Authority, Ana G. Mendez Educational Foundation (FEAGM Project),
                    Variable Rate Demand Bonds, 3.300%, 12/01/15+
--------------------------------------------------------------------------------------------------------------------
                    General Obligation Bonds - 24.4%

        760,000     New York State Job Development Authority, Series 1984E, Variable         MIG-1           760,000
                      Rate Demand Bonds, 3.950%, 3/01/99+

        500,000     The City of New York, General Obligation Bonds, Fiscal 1994,            VMIG-1           500,000
                      Series A, Adjustable Rate Demand Bonds, Subseries A-4,
                      3.700%, 8/01/21+

        500,000     The City of New York, General Obligation Bonds, Fiscal 1995,            VMIG-1           500,000
                      Series B, Variable Rate Demand Bonds, 3.750%, 8/15/22+

      1,000,000     New York City, Commercial Paper, Series J-2, 3.600%, 11/19/97             A-1+         1,000,000

                    Town of Oyster Bay, Nassau County, New York, Bond Anticipation
                    Notes, 1997:
      1,000,000       4.000%, 1/30/98                                                          N/R         1,001,406
      1,000,000       4.000%, 2/27/98                                                          N/R         1,000,339

      1,000,000     Town of Penfield, Monroe County, New York, Bond Anticipation               N/R         1,000,678
                      Notes, 3.750%, 12/23/97

      1,100,000     Village of Southampton, Suffolk County, New York, Bond Anticipation        N/R         1,101,437
                      Notes, 1997 Notes, 4.000%, 2/13/98
--------------------------------------------------------------------------------------------------------------------
                    Health Care Facilities - 14.9%

      1,100,000     New York State Dormitory Authority (St. Francis Center at the Knolls,   VMIG-1         1,100,000
                      Inc.), Variable Rate Demand Bonds, 3.850%, 7/01/23+

        900,000     New York State Dormitory Authority, Revenue Bonds, Series 1995,         VMIG-1           900,000
                      (Beverwyck Inc.), Variable Rate Demand Bonds, 3.250%, 7/01/25+

      1,000,000     New York State Medical Care Facilities Finance Agency (Lenox Hill       VMIG-1         1,000,000
                      Hospital), Variable Rate Demand Bonds, 3.150%, 11/01/08+

      1,200,000     New York State Medical Care Facilities Finance Agency                   VMIG-1         1,200,000
                      (Children's Hospital of Buffalo), Variable Rate Demand Bonds,
                      3.350%, 11/01/05+
--------------------------------------------------------------------------------------------------------------------
                    Housing Facilities - 6.0%

      1,000,000     New York State Housing Finance Agency (Normandie Court), Variable       VMIG-1         1,000,000
                      Rate Demand Bonds, 3.150%, 5/15/15+

                    ----

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report

    Principal                                                                                              Amortized
       Amount       Description                                                         Ratings*                Cost
--------------------------------------------------------------------------------------------------------------------
                    Housing Facilities - continued

 $    385,000       New York City Housing Development Corporation (Parkgate Tower),         A-1+          $  385,000
                      Variable Rate Demand Bonds, 3.200%, 12/01/07+

      300,000       New York City Housing Development Corporation (Columbus Gardens         A-1+             300,000
                      Project), Variable Rate Demand Bonds, 3.300%, 2/01/07+
--------------------------------------------------------------------------------------------------------------------
                    Industrial Development Revenue - 16.3%

    1,100,000       New York State Environmental Facilities Corporation, Series 1987A,      A-1+           1,100,000
                      Solid Waste Revenue Refunding Bonds (General Electric Company),
                      Series 87A, Variable Rate Demand Bonds, 3.450%, 7/01/19+

    1,000,000       New York State Dormitory Authority, Oxford University Press Revenue  VMIG-1            1,000,000
                      Bonds (Letter of Credit Secured), Series 1993, Variable Rate
                      Demand Bonds, 3.850%, 7/01/23+

    1,000,000       City of Albany Industrial Development Agency, Industrial Development    A-1            1,000,000
                      Revenue Bonds (Vulcan Investors 1986-1 Project Letter of Credit
                      Secured), Series 1986 A, Commercial Paper, 4.100%, 7/01/98

    1,000,000       Dutchess County Industrial Development Agency, Industrial               A-1            1,000,000
                      Development Revenue Bonds (Toys "R" US - NYTEX Inc. Facility),
                      Series 1984, Variable Rate Demand Bonds, 3.475%, 11/01/19+

      500,000       Yonkers Industrial Development Agency, Series 1989, Civic Facility   VMIG-1              500,000
                      Revenue Bonds, Variable Rate Demand Bonds, 3.150%, 7/01/19+
--------------------------------------------------------------------------------------------------------------------
                    Other Revenue - 5.7%

    1,200,000       New York Local Government Assistance Corp., Series 1995E, Variable   VMIG-1            1,200,000
                      Rate Demand Bonds, 3.200%, 4/01/25+

      400,000       Triborough Bridge and Tunnel Authority, Special Obligation,           MIG-1              400,000
                      Series 1994 (1994 Resolution), Variable Rate Demand Bonds,
                      3.150%, 1/01/24a
--------------------------------------------------------------------------------------------------------------------
                    Pollution Control Facilities - 21.7%

    1,000,000       New York State Energy Research and Development Authority, Pollution     P-1            1,000,000
                      Control Revenue (Central Hudson Gas and Electric Corporation),
                      Variable Rate Demand Bonds, 3.200%, 11/01/20+

    2,400,000       New York State Energy Research and Development Authority, Pollution     N/R            2,400,000
                      Control (Niagara Mohawk Power Corporation), Variable Rate
                      Demand Bonds, 4.050%, 3/01/27+

      700,000       Guilderland Industrial Development Agency, Industrial Development,      P-1              700,000
                      Variable Rate Refunding Bonds, Series 1993A (Northeastern Ind.
                      Park Project), 3.350%, 12/01/08+


                    Portfolio of Investments (Unaudited)
                    New York - continued

      Principal                                                                                            Amortized
         Amount     Description                                                        Ratings*                 Cost
--------------------------------------------------------------------------------------------------------------------
                    Pollution Control Facilities - continued

     $1,000,000     Nassau County Industrial Development Agency, Manhasset                  A-1           $1,000,000
                      Associates Project, Series 1984, Variable Rate Demand Bonds,
                      3.350%, 12/01/99+

     1,000,000      New York City Industrial Development Agency, Refunding Revenue          A-1+           1,000,000
                      (LaGuardia Associates Project), Variable Rate Demand Bonds,
                      3.250%, 12/01/15+
--------------------------------------------------------------------------------------------------------------------
                    Water/Sewer Facilities - 3.6%

     1,000,000      New York City Municipal Water Finance Authority, Series Five,           A-1+           1,000,000
                      Commercial Paper, 3.650%, 9/15/97
--------------------------------------------------------------------------------------------------------------------
     $28,045,000    Total Investments - 99.7%                                                             28,048,860
--------------------------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities - 0.3%                                                     141,560
                    ------------------------------------------------------------------------------------------------
                    Net Assets - 100%                                                                    $28,134,703
                    ------------------------------------------------------------------------------------------------

     *  Ratings: Using the higher of Standard & Poor's or Moody's rating.

     N/R -  Investment is not rated.

     + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                 See accompanying notes to financial statements.

Statement of Net Assets (Unaudited)                    Nuveen Money Market Funds
August 31, 1997                                August 31, 1997 Semiannual Report

                                                                    Reserves        California       Massachusetts      New York
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at
amortized cost, which approximates market value (note 1)        $267,722,107      $162,486,900     $ 40,381,738     $ 28,048,860
Cash                                                               1,052,524           988,239          597,836           79,417
Receivables:
   Interest                                                        1,424,767           665,673          229,122          148,450
   Investments sold                                                1,063,411                --               --               --
Other assets                                                           2,419             2,559              246              580
---------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                271,265,228       164,143,371       41,208,942       28,277,307
---------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for investments purchased                                     60,099                --               --               --
Accrued expenses:
   Management fees (note 4)                                           97,837            45,612            1,805            1,195
   12b-1 fees (note 4)                                                44,599            27,088           21,264            2,370
   Other                                                             196,784            50,615           88,210           66,143
Dividends payable                                                    673,971           387,213          103,135           72,896
---------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                             1,073,290           510,528          214,414          142,604
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 3)            $270,191,938      $163,632,843     $ 40,994,528      $28,134,703
=================================================================================================================================
Shares outstanding:
   Service Plan series                                                    --        83,088,991        8,341,094          437,791
   Distribution Plan series                                               --        53,400,844       27,739,191       27,680,245
   Institutional series                                                   --        27,143,008        4,914,243           16,667
---------------------------------------------------------------------------------------------------------------------------------
Total shares outstanding                                         270,191,938       163,632,843       40,994,528       28,134,703
=================================================================================================================================
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                    $       1.00      $       1.00     $       1.00     $       1.00
=================================================================================================================================

                    23           See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six months ended August 31, 1997

                                                                       Reserves
--------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                 $ 5,329,083
--------------------------------------------------------------------------------

Expenses

Management fees (note 4)                                                706,540
12b-1 fees (note 4)                                                      87,915
Shareholders' servicing agent fees and expenses                         216,126
Custodian's fees and expenses                                            30,860
Directors' fees and expenses (note 4)                                     2,814
Professional fees                                                        14,142
Shareholders' reports -- printing and mailing expenses                   58,862
Federal and state registration fees                                      21,955
Other expenses                                                           11,029
--------------------------------------------------------------------------------
Total expenses before expense reimbursement                           1,150,243
   Expense reimbursement from investment adviser (note 4)               (90,408)
--------------------------------------------------------------------------------
Net expenses                                                          1,059,835
--------------------------------------------------------------------------------
Net investment income                                                 4,269,248
Net gain from investment transactions (notes 1 and 2)                        --
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $ 4,269,248
--------------------------------------------------------------------------------

                    24           See accompanying notes to financial statements.

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report

                                                                                         California
                                                             -----------------------------------------------------------------
                                                             Service Plan   Distribution Plan     Institutional
                                                                   series              series            series            Total
------------------------------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                           $ 1,425,383         $ 1,024,166       $   418,566      $ 2,868,115
--------------------------------------------------------------------------------------------------------------------------------

Expenses

Management fees (note 4)                                          156,324             111,453            45,941          313,718
12b-1 fees (note 4)                                                39,118              33,056                --           72,174
Shareholders' servicing agent fees and expenses                     2,162              19,158               110           21,430
Custodian's fees and expenses                                      11,268               7,973             3,307           22,548
Directors' fees and expenses (note 4)                                 821                 593               240            1,654
Professional fees                                                   3,585               2,573             1,050            7,208
Shareholders' reports--printing and mailing expenses                3,641               6,219             1,649           11,509
Federal and state registration fees                                 6,488                 336               880            7,704
Other expenses                                                      2,916               2,106               855            5,877
--------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                       226,323             183,467            54,032          463,822
   Expense reimbursement from investment adviser (note 4)         (11,359)            (30,198)               --          (41,557)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                      214,964             153,269            54,032          422,265
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           1,210,419             870,897           364,534        2,445,850
Net gain from investment transactions (notes 1 and 2)                  --                  --                --               --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                    $ 1,210,419         $   870,897       $   364,534      $ 2,445,850
--------------------------------------------------------------------------------------------------------------------------------

                    25           See accompanying notes to financial statements.

Six months ended August 31, 1997


                                                                                        Massachusetts
                                                          -------------------------------------------------------------------
                                                           Service Plan   Distribution Plan     Institutional
                                                                 series              series            series           Total
-----------------------------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                           $ 164,122           $ 493,021         $  72,693       $ 729,836
-----------------------------------------------------------------------------------------------------------------------------

Expenses

Management fees (note 4)                                         18,144              54,400             8,026          80,570
12b-1 fees (note 4)                                              11,810              11,936                --          23,746
Shareholders' servicing agent fees and expenses                     618              15,565               355          16,538
Custodian's fees and expenses                                     5,776              17,324             2,552          25,652
Directors' fees and expenses (note 4)                               526               1,573               232           2,331
Professional fees                                                 4,561              13,697             2,019          20,277
Shareholders' reports--printing and mailing expenses                611              14,585                76          15,272
Federal and state registration fees                                 582                 378               313           1,273
Other expenses                                                      608               1,811               265           2,684
-----------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                      43,236             131,269            13,838         188,343
     Expense reimbursement from investment adviser (note 4)     (18,327)            (56,440)           (2,800)        (77,567)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                     24,909              74,829            11,038         110,776
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                           139,213             418,192            61,655         619,060
Net gain from investment transactions (notes 1 and 2)                --                  --                --              --
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                    $ 139,213           $ 418,192         $  61,655       $ 619,060
=============================================================================================================================


                                 See accompanying notes to financial statements.

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report

                                                                                       New York
                                                        ----------------------------------------------------------------------
                                                        Service Plan    Distribution Plan     Institutional
                                                              series               series            series             Total
------------------------------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                        $   7,863            $ 491,019         $     308         $ 499,190
------------------------------------------------------------------------------------------------------------------------------

Expenses

Management fees (note 4)                                         857               53,533                33            54,423
12b-1 fees (note 4)                                              114                6,363                --             6,477
Shareholders' servicing agent fees and expenses                  885               14,985                13            15,883
Custodian's fees and expenses                                    366               22,873                14            23,253
Directors' fees and expenses (note 4)                              5                  345                --               350
Professional fees                                                124                7,761                 5             7,890
Shareholders' reports--printing and mailing expenses             679               14,584                29            15,292
Federal and state registration fees                                2                  101                --               103
Other expenses                                                    23                1,401                 1             1,425
------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                    3,055              121,946                95           125,096
  Expense reimbursement from investment adviser (note 4)      (1,877)             (48,326)              (50)          (50,253)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                   1,178               73,620                45            74,843
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          6,685              417,399               263           424,347
Net gain from investment transactions (notes 1 and 2)             --                   --                --                --
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $   6,685            $ 417,399         $     263         $ 424,347
------------------------------------------------------------------------------------------------------------------------------

                    27           See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)


                                                                           Reserves
                                                           --------------------------------------
                                                           Six months ended            Year ended
                                                                    8/31/97               2/28/97
--------------------------------------------------------------------------------------------------
Operations
Net investment income                                         $   4,269,248         $   8,865,233
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                        --                    --
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations                        4,269,248             8,865,233
--------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                           (4,269,248)           (8,865,233)
--------------------------------------------------------------------------------------------------
Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                 86,896,254           423,698,103
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                            3,990,872             8,439,437
--------------------------------------------------------------------------------------------------
                                                                 90,887,126           432,137,540
--------------------------------------------------------------------------------------------------
Cost of shares redeemed                                        (124,782,668)         (467,712,524)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                                       (33,895,542)          (35,574,984)
Net assets at the beginning of period                           304,087,480           339,662,464
--------------------------------------------------------------------------------------------------
Net assets at the end of period                               $ 270,191,938         $ 304,087,480
--------------------------------------------------------------------------------------------------


28                               See accompanying notes to financial statements.

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report

                                                                                                  California
                                                                --------------------------------------------------------------------
                                                                                           Six months ended 8/31/97
                                                                --------------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        series              series          series            Total
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   1,210,419       $     870,897     $   364,534    $   2,445,850
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                           --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           1,210,419             870,897         364,534        2,445,850
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (1,210,419)           (870,897)       (364,534)      (2,445,850)
------------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                    67,770,236          13,573,067      37,409,897      118,753,200
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               1,134,625             767,569               9        1,902,203
------------------------------------------------------------------------------------------------------------------------------------
                                                                    68,904,861          14,340,636      37,409,906      120,655,403
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                            (81,122,300)        (18,429,399)    (43,109,465)    (142,661,164)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                                          (12,217,439)         (4,088,763)     (5,699,559)     (22,005,761)
Net assets at the beginning of period                               95,306,430          57,489,607      32,842,567      185,638,604
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                  $  83,088,991       $  53,400,844   $  27,143,008    $ 163,632,843
====================================================================================================================================

                                                                                               California
                                                                --------------------------------------------------------------------
                                                                                        Six months ended 2/28/97
                                                                --------------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        series              series          series            Total
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   2,063,055       $   1,895,382   $   1,473,714    $   5,432,151
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                           --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           2,063,055           1,895,382       1,473,714        5,432,151
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (2,063,055)         (1,895,382)     (1,473,714)      (5,432,151)
------------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                   138,494,313          60,809,468     209,608,538      408,912,319
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               1,919,782           1,593,201          47,282        3,560,265
------------------------------------------------------------------------------------------------------------------------------------
                                                                   140,414,095          62,402,669     209,655,820      412,472,584
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (115,829,598)        (77,933,155)   (211,205,458)    (404,968,211)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                                           24,584,497         (15,530,486)     (1,549,638)       7,504,373
Net assets at the beginning of year                                 70,721,933          73,020,093      34,392,205      178,134,231
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $  95,306,430       $  57,489,607   $  32,842,567    $ 185,638,604
====================================================================================================================================

                    29           See accompanying notes to financial statements.

                                                                                           Massachusetts
                                                                   ---------------------------------------------------------------
                                                                                      Six months ended 8/31/97
                                                                   ---------------------------------------------------------------
                                                                   Service Plan   Distribution Plan  Institutional
                                                                         series              series         series           Total
----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                              $    139,213        $    418,192   $     61,655    $    619,060
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            --                  --             --              --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              139,213             418,192         61,655         619,060
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                 (139,213)           (418,192)       (61,655)       (619,060)
----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                      8,605,497          11,274,141      4,652,334      24,531,972
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                  134,276             399,196          9,723         543,195
----------------------------------------------------------------------------------------------------------------------------------
                                                                      8,739,773          11,673,337      4,662,057      25,075,167
----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                             (10,362,943)        (11,017,020)    (3,725,154)    (25,105,117)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                                            (1,623,170)            656,317        936,903         (29,950)
Net assets at the beginning of period                                 9,964,264          27,082,874      3,977,340      41,024,478
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                    $  8,341,094        $ 27,739,191   $  4,914,243    $ 40,994,528
==================================================================================================================================

                                                                                           Massachusetts
                                                                   ---------------------------------------------------------------
                                                                                        Year ended 2/28/97
                                                                   ---------------------------------------------------------------
                                                                   Service Plan   Distribution Plan  Institutional
                                                                         series              series         series           Total
----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                              $    829,383       $     765,855   $    126,569   $   1,721,807
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                          (134)               (365)           (53)           (552)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              829,249             765,490        126,516       1,721,255
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                 (829,249)           (765,490)      (126,516)     (1,721,255)
----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                     44,456,256          21,736,601     12,606,653      78,799,510
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                  897,029             748,887         37,305       1,683,221
----------------------------------------------------------------------------------------------------------------------------------
                                                                     45,353,285          22,485,488     12,643,958      80,482,731
----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                             (73,639,600)        (21,681,856)   (12,216,797)   (107,538,253)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                                           (28,286,315)            803,632        427,161     (27,055,522)
Net assets at the beginning of year                                  38,250,579          26,279,242      3,550,179      68,080,000
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                      $  9,964,264       $  27,082,874   $  3,977,340   $  41,024,478
==================================================================================================================================

                    30           See accompanying notes to financial statements.

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report

                                                                                                 New York
                                                             ---------------------------------------------------------------------
                                                                                         Six months ended 8/31/97
                                                             ---------------------------------------------------------------------
                                                              Service Plan   Distribution Plan    Institutional
                                                                    series              series           series             Total
----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                         $      6,685        $    417,399     $        263      $    424,347
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                       --                  --               --                --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           6,685             417,399              263           424,347
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (6,685)           (417,399)            (263)         (424,347)
----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sales of shares                                   33,011           7,891,401               --         7,924,412
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               6,899             440,786               --           447,685
----------------------------------------------------------------------------------------------------------------------------------
                                                                    39,910           8,332,187               --         8,372,097
----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                            (16,190)         (6,767,505)              --        (6,783,695)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                                           23,720           1,564,682               --         1,588,402
Net assets at the beginning of period                              414,071          26,115,563           16,667        26,546,301
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                               $    437,791        $ 27,680,245     $     16,667      $ 28,134,703
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 New York
                                                             ---------------------------------------------------------------------
                                                                                         Six months ended 2/28/97
                                                             ---------------------------------------------------------------------
                                                              Service Plan   Distribution Plan    Institutional
                                                                    series              series           series             Total
----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                         $     12,056        $    819,638     $        483      $    832,177
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                       --                  --               --                --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          12,056             819,638              483           832,177
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                             (12,056)           (819,638)            (483)         (832,177)
----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sales of shares                                   57,000          12,254,309               --        12,311,309
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                              11,184             794,185               --           805,369
----------------------------------------------------------------------------------------------------------------------------------
                                                                    68,184          13,048,494               --        13,116,678
----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (208,572)        (18,564,379)              --       (18,772,951)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                                         (140,388)         (5,515,885)              --        (5,656,273)
Net assets at the beginning of year                                554,459          31,631,448           16,667        32,202,574
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                 $    414,071        $ 26,115,563     $     16,667      $ 26,546,301
----------------------------------------------------------------------------------------------------------------------------------

                    31           See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1997, the dollar-weighted average life was 45 days for Reserves, 34 days for California, 58 days for Massachusetts and 43 days for New York).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments.
At August 31, 1997, there were no such purchase commitments in any of the Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report


Dividends and Distributions to Shareholders

Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California, Massachusetts and New York Funds, to retain such tax exempt status when distributed to the shareholders of the Funds. Net realized capital gain distributions, if any, are subject to federal taxation.

Insurance Commitments

The Funds have obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1997.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

-----
33

2. Securities Transactions

Purchases and sales (including maturities) of investment in short-term municipal securities during the six months ended August 31, 1997, were as follows:

                                   Reserves      California   Massachusetts       New York
------------------------------------------------------------------------------------------
Purchases                     $ 351,048,584   $ 128,651,282    $ 55,408,862   $ 20,584,180
Sales and Maturities            385,462,500     151,208,000      54,285,000     18,385,000
------------------------------------------------------------------------------------------

At August 31, 1997, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

3. Composition of Net Assets

At August 31, 1997, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                   Reserves      California   Massachusetts       New York
------------------------------------------------------------------------------------------
Capital paid in:
  Service Plan series        $           --  $   83,088,991  $    8,341,094 $      437,791
  Distribution Plan series               --      53,400,844      27,739,191     27,680,245
  Institutional series                   --      27,143,008       4,914,243         16,667
------------------------------------------------------------------------------------------
Net assets                   $  270,191,938  $  163,632,843  $   40,994,528 $   28,134,703
------------------------------------------------------------------------------------------
Authorized shares             2,000,000,000   2,350,000,000   2,500,000,000  2,500,000,000
------------------------------------------------------------------------------------------

4. Management Fee and Other Transactions with Affiliates

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                                         Management fees
                                               ---------------------------------
Average daily net asset value                  Reserves               CA, MA, NY
--------------------------------------------------------------------------------
For the first $500 million                     .500 of 1%             .400 of 1%
For the next $500 million                      .475 of 1              .375 of 1
For net assets over $1 billion                 .450 of 1              .350 of 1
--------------------------------------------------------------------------------

Also, pursuant to a distribution agreement with the Funds, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and the Distributor pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report


annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

5. Investment Composition

Each Fund invests in municipal securities which include general obligation and revenue bonds. At August 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                  Reserves   California   Massachusetts   New York
----------------------------------------------------------------------------------
Revenue Bonds:
  Health Care Facilities             25%         12%            18%           15%
  Pollution Control Facilities       18           3              7            22
  Educational Facilities              1          --             22             7
  Water/Sewer Facilities              2          21              5             4
  Housing Facilities                  3          20              6             6
  Industrial Development             10           4              1            16
  Lease Rental Facilities            --          11             --            --
  Utilities                           6           4             --            --
  Transportation                      4          --              4            --
  Other                               9          12              6             6
General Obligation Bonds             22          13             31            24
----------------------------------------------------------------------------------
                                    100%        100%           100%          100%
==================================================================================

In addition, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third-party domestic or foreign banks or other institutions (90% for Reserves, 96% for California, 68% for Massachusetts and 81% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

                Financial Highlights (Unaudited)


  Selected data for a share outstanding throughout each period is as follows.

                                      Operating Performance           Less Distributions
                                   ----------------------------   ------------------------

                                                           Net
RESERVES                 Net                      realized and    Dividends                        Net     Total
                       asset                        unrealized    from tax-                      asset    return
                       value              Net      gain (loss)   exempt net  Distributions       value    on net
Year ending        beginning       investment             from   investment   from capital      end of     asset
February 28/29,    of period        income(a)      investments       income          gains      period     value
-----------------------------------------------------------------------------------------------------------------
    1998 (d)          $ 1.00            $ .02             $ --      $ (.02)           $ --      $ 1.00      1.53%
    1997                1.00              .03               --        (.03)             --        1.00      2.87
    1996                1.00              .03               --        (.03)             --        1.00      3.23
    1995                1.00              .03               --        (.03)             --        1.00      2.46
    1994                1.00              .02               --        (.02)             --        1.00      1.84
    1993                1.00              .02               --        (.02)             --        1.00      2.34
    1992 (b)            1.00              .02               --        (.02)             --        1.00      1.45
    1991 (c)            1.00              .05               --        (.05)             --        1.00      4.57
    1990 (c)            1.00              .06               --        (.06)             --        1.00      5.45
    1989 (c)            1.00              .06               --        (.06)             --        1.00      5.70
    1988 (c)            1.00              .05               --        (.05)             --        1.00      4.52
-----------------------------------------------------------------------------------------------------------------

            *       Annualized.
            (a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
            (b)     For the five months ending February 29.
            (c)     For the year ending September 30.
            (d)     For the six months ending August 31, 1997.

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report


                                         Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
                                                     Ratio of net                                  Ratio of net
RESERVES                                Ratio of       investment               Ratio of             investment
                                     expenses to        income to            expenses to              income to
                      Net assets     average net      average net            average net            average net
Year ending        end of period   assets before    assets before           assets after           assets after
February 28/29,   (in thousands)   reimbursement    reimbursement       reimbursement(a)       reimbursement(a)
-----------------------------------------------------------------------------------------------------------------
    1998 (d)           $ 270,192             .81%*           2.96%*                  .75%*                 3.02%*
    1997                 304,087             .80             2.82                    .75                   2.87
    1996                 339,662             .79             3.18                    .75                   3.22
    1995                 351,606             .78             2.40                    .75                   2.43
    1994                 404,201             .80             1.78                    .75                   1.83
    1993                 450,746             .74             2.35                    .74                   2.35
    1992 (b)             477,127             .75*            3.48*                   .75*                  3.48*
    1991 (c)             451,808             .72             4.56                    .72                   4.56
    1990 (c)             430,206             .73             5.45                    .73                   5.45
    1989 (c)             390,258             .72             5.69                    .72                   5.69
    1988 (c)             409,653             .73             4.52                    .73                   4.52
-----------------------------------------------------------------------------------------------------------------

                                                Operating Performance          Less Distributions
                                             --------------------------   ---------------------------

                                                                    Net
CALIFORNIA**                           Net                 realized and     Dividends                         Net     Total
                                     asset                   unrealized     from tax-                       asset    return
                                     value          Net     gain (loss)    exempt net   Distributions       value    on net
Year ending                      beginning   investment            from    investment    from capital      end of     asset
February 28/29,                  of period    income(a)     investments        income           gains      period     value
-----------------------------------------------------------------------------------------------------------------------------
1998(e)
  Service Plan series              $ 1.000        $ .02           $  --      $  (.02)            $ --     $  1.00      1.58%
  Distribution Plan series           1.000          .02              --         (.02)              --        1.00      1.58
  Institutional series               1.000          .02              --         (.02)              --        1.00      1.62

1997
  Service Plan series                1.000          .03              --         (.03)              --        1.00      2.94
  Distribution Plan series           1.000          .03              --         (.03)              --        1.00      2.94
  Institutional series               1.000          .03              --         (.03)              --        1.00      3.02

1996
  Service Plan series                1.000          .03              --         (.03)              --        1.00      3.32
  Distribution Plan series           1.000          .03              --         (.03)              --        1.00      3.31
  Institutional series               1.000          .03              --         (.03)              --        1.00      3.40

1995
  Service Plan series                1.000          .03              --         (.03)              --        1.00      2.59
  Distribution Plan series           1.000          .03              --         (.03)              --        1.00      2.60
  Institutional series               1.000          .03              --         (.03)              --        1.00      2.69

1994
  Service Plan series                1.000          .02              --         (.02)              --        1.00      1.94
  Distribution Plan series           1.000          .02              --         (.02)              --        1.00      1.92
  Institutional series               1.000          .02              --         (.02)              --        1.00      2.07

1993
  Service Plan series                1.000          .02              --         (.02)              --        1.00      2.28
  Distribution Plan series           1.000          .02              --         (.02)              --        1.00      2.29
  Institutional series               1.000          .02              --         (.02)              --        1.00      2.36

1992(b)
  Service Plan series                1.000          .02              --         (.02)              --        1.00      2.39
  Distribution Plan series           1.000          .02              --         (.02)              --        1.00      2.39
  Institutional series               1.000          .03              --         (.03)              --        1.00      2.45

1991(c)
  Service Plan series                1.000          .05              --         (.05)              --        1.00      4.70
  Distribution Plan series           1.000          .05              --         (.05)              --        1.00      4.70
  Institutional series               1.000          .05              --         (.05)              --        1.00      4.80

1990(d)                              1.000          .05              --         (.05)              --        1.00      5.37
1989(d)                              1.000          .06              --         (.06)              --        1.00      5.62
1988(d)                              1.000          .04              --         (.04)              --        1.00      4.28
-----------------------------------------------------------------------------------------------------------------------------

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report

                                                Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of net                           Ratio of net
CALIFORNIA**                                            Ratio of       investment           Ratio of          investment
                                                     expenses to        income to        expenses to           income to
                                      Net assets     average net      average net        average net         average net
Year ending                        end of period   assets before    assets before       assets after        assets after
February 28/29,                   (in thousands)   reimbursement    reimbursement   reimbursement(a)    reimbursement(a)
-------------------------------------------------------------------------------------------------------------------------
1998(e)
  Service Plan series                  $ 83,089           .58%*            3.07%*              .55%*               3.10%*
  Distribution Plan series               53,401           .66*             3.01*               .55*                3.12*
  Institutional series                   27,143           .47*             3.17*               .47*                3.17*

1997
  Service Plan series                    95,306           .59              2.89                .55                 2.93
  Distribution Plan series               57,490           .61              2.87                .55                 2.93
  Institutional series                   32,843           .46              3.01                .46                 3.01

1996
  Service Plan series                    70,722           .56              3.28                .54                 3.30
  Distribution Plan series               73,020           .62              3.23                .55                 3.30
  Institutional series                   34,392           .46              3.39                .46                 3.39

1995
  Service Plan series                    41,772           .59              2.15                .55                 2.19
  Distribution Plan series               67,157           .64              2.47                .55                 2.56
  Institutional series                   50,772           .47              2.74                .47                 2.74

1994
  Service Plan series                   415,238           .53              1.94                .53                 1.94
  Distribution Plan series               72,380           .73              1.74                .55                 1.92
  Institutional series                   32,299           .41              2.06                .41                 2.06

1993
  Service Plan series                   469,812           .57              2.24                .55                 2.26
  Distribution Plan series               80,652           .62              2.19                .55                 2.26
  Institutional series                   24,156           .47              2.33                .47                 2.33

1992(b)
  Service Plan series                   478,886           .56*             3.53*               .55*                3.54*
  Distribution Plan series               91,670           .61*             3.48*               .55*                3.54*
  Institutional series                   18,334           .45*             3.64*               .45*                3.64*

1991(c)
  Service Plan series                   431,590           .57              4.65                .55                 4.67
  Distribution Plan series               90,031           .61              4.61                .55                 4.67
  Institutional series                   22,342           .45              4.77                .45                 4.77

1990(d)                                 452,465           .59              5.34                .55                 5.38
1989(d)                                 362,927           .57              5.68                .55                 5.70
1988(d)                                 207,897           .59              4.27                .55                 4.31
-------------------------------------------------------------------------------------------------------------------------

* Annualized.
** Effective for the year ending June 30, 1991, and thereafter, the Fund has presented the per share data by series.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(b) For the eight months ending February 29.
(c) For the year ending June 30.
(d) For the year ending June 30, represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional series.
(e) For the six months ending August 31, 1997.


                                                  Operating Performance              Less Distributions
                                                -------------------------        ---------------------------

                                                                         Net
MASSACHUSETTS**                          Net                    realized and      Dividends                        Net        Total
                                       asset                      unrealized      from tax-                      asset       return
                                       value            Net      gain (loss)     exempt net    Distributions     value       on net
Year ending                        beginning     investment             from     investment     from capital    end of        asset
February 28/29                     of period      income(a)      investments         income            gains    period        value
------------------------------------------------------------------------------------------------------------------------------------
1998(e)
        Service Plan series           $ 1.00           $.02            $  --        $  (.02)           $  --    $ 1.00         1.55%
        Distribution Plan series        1.00            .02               --           (.02)              --      1.00         1.55
        Institutional series            1.00            .02               --           (.02)              --      1.00         1.55

1997
        Service Plan series             1.00            .03               --           (.03)              --      1.00         2.84
        Distribution Plan series        1.00            .03               --           (.03)              --      1.00         2.84
        Institutional series            1.00            .03               --           (.03)              --      1.00         2.84

1996
        Service Plan series             1.00            .03               --           (.03)              --      1.00         3.17
        Distribution Plan series        1.00            .03               --           (.03)              --      1.00         3.17
        Institutional series            1.00            .03               --           (.03)              --      1.00         3.18

1995
        Service Plan series             1.00            .03               --           (.03)              --      1.00         2.53
        Distribution Plan series        1.00            .03               --           (.03)              --      1.00         2.53
        Institutional series            1.00            .03               --           (.03)              --      1.00         2.61

1994
        Service Plan series             1.00            .02               --           (.02)              --      1.00         1.77
        Distribution Plan series        1.00            .02               --           (.02)              --      1.00         1.74
        Institutional series            1.00            .02               --           (.02)              --      1.00         1.80

1993
        Service Plan series             1.00            .02               --           (.02)              --      1.00         2.33
        Distribution Plan series        1.00            .02               --           (.02)              --      1.00         2.33
        Institutional series            1.00            .02               --           (.02)              --      1.00         2.34

1992(b)
        Service Plan series             1.00            .03               --           (.03)              --      1.00         3.22
        Distribution Plan series        1.00            .03               --           (.03)              --      1.00         3.22
        Institutional series            1.00            .03               --           (.03)              --      1.00         3.24

1991(c)
        Service Plan series             1.00            .05               --           (.05)              --      1.00         5.30
        Distribution Plan series        1.00            .05               --           (.05)              --      1.00         5.30
        Institutional series            1.00            .05               --           (.05)              --      1.00         5.30

1990(d)                                 1.00            .06               --           (.06)              --      1.00         5.70
1989(d)                                 1.00            .05               --           (.05)              --      1.00         5.00
1988(d)                                 1.00            .04               --           (.04)              --      1.00         4.29
------------------------------------------------------------------------------------------------------------------------------------

                           Nuveen Money Market Funds
                       August 31, 1997 Semiannual Report

                                                                          Rates/Supplemental Data
                                    ------------------------------------------------------------------------------------------------

                                                                          Ratio of net                            Ratio of net
MASSACHUSETTS**                                            Ratio of         investment             Ratio of         investment
                                                        expenses to          income to          expenses to          income to
                                         Net assets     average net        average net          average net        average net
Year ending                           end of period   assets before      assets before         assets after       assets after
February 28/29                       (in thousands)   reimbursement      reimbursement     reimbursement(s)   reimbursement(s)
------------------------------------------------------------------------------------------------------------------------------------
1998(e)
        Service Plan series                $  8,341             .95%*             2.67%*                .55%*             3.07%*
        Distribution Plan series             27,739             .97*              2.66*                 .55*              3.08*
        Institutional series                  4,914             .69*              2.93*                 .55*              3.07*

1997
        Service Plan series                   9,964             .74               2.64                  .55               2.83
        Distribution Plan series             27,083             .90               2.49                  .55               2.84
        Institutional series                  3,977             .61               2.78                  .55               2.84

1996
        Service Plan series                  38,251             .63               3.06                  .55               3.14
        Distribution Plan series             26,279             .84               2.87                  .55               3.16
        Institutional series                  3,550             .57               3.12                  .54               3.15

1995
        Service Plan series                  27,732             .61               2.49                  .55               2.55
        Distribution Plan series             24,237             .82               2.28                  .55               2.55
        Institutional series                  1,036             .47               2.63                  .47               2.63

1994
        Service Plan series                  38,576             .55               1.88                  .52               1.91
        Distribution Plan series             27,773             .76               1.67                  .55               1.88
        Institutional series                  3,406             .49               1.93                  .49               1.93

1993
        Service Plan series                  40,214             .73               2.16                  .55               2.34
        Distribution Plan series             27,993             .82               2.07                  .55               2.34
        Institutional series                  5,325             .58               2.31                  .55               2.34

1992(b)
        Service Plan series                  61,476             .62*              3.73*                 .55*              3.80*
        Distribution Plan series             34,509             .72*              3.63*                 .55*              3.80*
        Institutional series                  8,917             .53*              3.82*                 .53*              3.82*

1991(c)
        Service Plan series                  37,979             .68               5.12                  .55               5.25
        Distribution Plan series             33,809             .76               5.04                  .55               5.25
        Institutional series                 14,973             .54               5.26                  .54               5.26

1990(d)                                      53,631             .74               5.48                  .55               5.67
1989(d)                                      31,319             .76               4.97                  .55               5.18
1988(d)                                      35,614             .75               4.03                  .48               4.30
------------------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Effective for the year ending April 30, 1991, and thereafter, the Fund has presented the per share data by series.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(b) For the ten months ending February 29.
(c) For the year ending April 30.
(d) For the year ending April 30, represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional series.
(e) For the six months ending August 31, 1997.

                                                    Operating Performance          Less Distributions
                                                  --------------------------   ---------------------------

NEW YORK**                                                            Net
                                         Net                 realized and     Dividends                       Net         Total
                                       asset                   unrealized     from tax-                     asset        return
                                       value           Net     gain (loss)   exempt net   Distributions     value        on net
Year ending                        beginning    investment           from    investment    from capital    end of         asset
February 28/29                     of period     income(s)    investments      income          gains       period         value
---------------------------------------------------------------------------------------------------------------------------------
1998(e)
        Service Plan series           $ 1.00        $ .02         $ --          $ (.02)       $ --          $ 1.00          1.57%
        Distribution Plan series        1.00          .02           --            (.02)         --            1.00          1.57
        Institutional series            1.00          .02           --            (.02)         --            1.00          1.57

1997
        Service Plan series             1.00          .03           --            (.03)         --            1.00          2.90
        Distribution Plan series        1.00          .03           --            (.03)         --            1.00          2.90
        Institutional series            1.00          .03           --            (.03)         --            1.00          2.90

1996
        Service Plan series             1.00          .03           --            (.03)         --            1.00          3.20
        Distribution Plan series        1.00          .03           --            (.03)         --            1.00          3.20
        Institutional series            1.00          .03           --            (.03)         --            1.00          3.20

1995
        Service Plan series             1.00          .02           --            (.02)         --            1.00          2.36
        Distribution Plan series        1.00          .02           --            (.02)         --            1.00          2.37
        Institutional series            1.00          .02           --            (.02)         --            1.00          2.28

1994
        Service Plan series             1.00          .02           --            (.02)         --            1.00          1.51
        Distribution Plan series        1.00          .02           --            (.02)         --            1.00          1.51
        Institutional series            1.00          .02           --            (.02)         --            1.00          1.51

1993
        Service Plan series             1.00          .02           --            (.02)         --            1.00          2.02
        Distribution Plan series        1.00          .02           --            (.02)         --            1.00          2.02
        Institutional series            1.00          .02           --            (.02)         --            1.00          2.02

1992(b)
        Service Plan series             1.00          .03           --            (.03)         --            1.00          2.94
        Distribution Plan series        1.00          .03           --            (.03)         --            1.00          2.94
        Institutional series            1.00          .03           --            (.03)         --            1.00          2.97

1991(c)
        Service Plan series             1.00          .05           --            (.05)         --            1.00          4.73
        Distribution Plan series        1.00          .05           --            (.05)         --            1.00          4.73
        Institutional series            1.00          .05           --            (.05)         --            1.00          4.73

1990(d)                                 1.00          .05           --            (.05)         --            1.00          5.36
1989(d)                                 1.00          .05           --            (.05)         --            1.00          4.95
1988(d)                                 1.00          .04           --            (.04)         --            1.00          4.10
---------------------------------------------------------------------------------------------------------------------------------

                                                       Nuveen Money Market Funds
                                               August 31, 1997 Semiannual Report




                                                                   Ratios/Supplemental Data
                                      -------------------------------------------------------------------------------------
NEW YORK**
                                                                          Ratio of net                         Ratio of net
                                                           Ratio of         investment          Ratio of         investment
                                                        expenses to          income to       expenses to          income to
                                         Net assets     average net        average net       average net        average net
Year ending                           end of period   assets before      assets before      assets after       assets after
February 28/29                       (in thousands)   reimbursement      reimbursement     reimbursement      reimbursement
---------------------------------------------------------------------------------------------------------------------------
1998(e)
        Service Plan series             $    438             1.43%*             2.24%*            .55%*             3.12%*
        Distribution Plan series          27,680              .91*              2.76*             .55*              3.12*
        Institutional series                  17             1.13*              2.55*             .55*              3.13*

1997
        Service Plan series                  414             1.27               2.17              .55               2.89
        Distribution Plan series          26,116              .92               2.52              .55               2.89
        Institutional series                  17             1.12               2.33              .55               2.90

1996
        Service Plan series                  554             1.92               1.82              .55               3.19
        Distribution Plan series          31,631              .94               2.80              .55               3.19
        Institutional series                  17             1.38               2.37              .55               3.20

1995
        Service Plan series                  640              .95               1.98              .55               2.38
        Distribution Plan series          29,798              .79               2.14              .55               2.38
        Institutional series                  17             2.14                .79              .55               2.38

1994
        Service Plan series                  557             1.49                .69              .55               1.63
        Distribution Plan series          27,886              .78               1.40              .55               1.63
        Institutional series                  17             4.60              (2.42)             .55               1.63

1993
        Service Plan series                  529             1.17               1.42              .55               2.04
        Distribution Plan series          34,827              .78               1.81              .55               2.04
        Institutional series                  17            19.33             (16.59)             .55               2.19

1992(b)
        Service Plan series                1,934              .87*              3.19*             .55*              3.51*
        Distribution Plan series          45,259              .71*              3.35*             .55*              3.51*
        Institutional series                  17            11.89*             (7.83)*            .55*              3.51*

1991(c)
        Service Plan series                1,653              .88               4.39              .55               4.72
        Distribution Plan series          41,446              .69               4.58              .55               4.72
        Institutional series                  17              .62               4.65              .55               4.72

1990(d)                                   41,602              .71               5.18              .55               5.34
1989(d)                                   30,262              .86               4.74              .55               5.05
1988(d)                                   17,016             1.03               3.54              .50               4.07
---------------------------------------------------------------------------------------------------------------------

* Annualized.
** Effective for the year ending April 30, 1991, and thereafter, the Fund has presented the per share data by series.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

(b) For the ten months ending February 29.

(c) For the year ending April 30.

(d) For the year ending April 30, represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional series.

(e) For the six months ending August 31, 1997.

                              Fund Information







                              Board of Directors

                              Robert P. Bremmer
                              Lawrence H. Brown
                              Anthony T. Dean
                              Anne E. Impellizzeri
                              Peter R. Sawers
                              William J. Schneider
                              Timothy R. Schwertfeger
                              Judith M. Stockdale


                              Fund Manager

                              Nuveen Advisory Corp.
                              333 West Wacker Drive
                              Chicago, IL 60606


                              Custodian

                              The Chase Manhattan Bank
                              4 New York Plaza
                              New York, NY 10004


                              Transfer Agent,
                              Shareholder Services and
                              Dividend Disbursing Agent

                              Shareholder Services, Inc.
                              Nuveen Investor Services
                              P.O. Box 5330
                              Denver, CO 80217
                              (800) 621-7227


                              Legal Counsel

                              Fried, Frank, Harris,
                              Shriver & Jacobson
                              Washington, D.C.


                              Independent Public
                              Accountants

                              Arthur Andersen LLP
                              Chicago, Illinois

Serving Investors
for Generations

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your fina ncial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227